Quarterly Holdings Report
for
Fidelity® Trend Fund
September 30, 2023
TRE-NPRT3-1123
1.808771.119
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.5%
Entertainment - 1.5%
Netflix, Inc. (a)	104,200	39,346
Interactive Media & Services - 8.6%
Alphabet, Inc. Class A (a)	764,640	100,061
Meta Platforms, Inc. Class A (a)	394,000	118,283
		218,344
Media - 0.4%
The Trade Desk, Inc. (a)	137,370	10,735
TOTAL COMMUNICATION SERVICES		268,425
CONSUMER DISCRETIONARY - 15.7%
Automobile Components - 0.2%
Tube Investments of India Ltd.	149,200	5,369
Automobiles - 1.7%
Ferrari NV	60,400	17,851
Tesla, Inc. (a)	98,400	24,622
		42,473
Broadline Retail - 7.7%
Amazon.com, Inc. (a)	1,433,400	182,214
Global-e Online Ltd. (a)(b)	361,900	14,382
		196,596
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	121,000	16,602
Booking Holdings, Inc. (a)	9,600	29,606
Chipotle Mexican Grill, Inc. (a)	13,368	24,488
		70,696
Textiles, Apparel & Luxury Goods - 3.3%
Brunello Cucinelli SpA	175,700	13,384
Compagnie Financiere Richemont SA Series A	102,840	12,524
Hermes International SCA	14,800	27,067
lululemon athletica, Inc. (a)	21,600	8,329
LVMH Moet Hennessy Louis Vuitton SE	31,530	23,800
NIKE, Inc. Class B	400	38
		85,142
TOTAL CONSUMER DISCRETIONARY		400,276
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Costco Wholesale Corp.	47	27
Maplebear, Inc. (b)	6,200	184
		211
FINANCIALS - 6.8%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	122,198	7,211
Capital Markets - 2.1%
Ares Management Corp.	197,000	20,265
CME Group, Inc.	81,700	16,358
MSCI, Inc.	32,213	16,528
		53,151
Financial Services - 4.4%
Dlocal Ltd. (a)	426,500	8,176
Flywire Corp. (a)	1,016,300	32,410
MasterCard, Inc. Class A	181,737	71,951
		112,537
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd. (b)	1,826	57
TOTAL FINANCIALS		172,956
HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	26,600	8,122
Boston Scientific Corp. (a)	178,692	9,435
IDEXX Laboratories, Inc. (a)	23,155	10,125
Inspire Medical Systems, Inc. (a)	49,600	9,843
Insulet Corp. (a)	34,613	5,520
Stryker Corp.	77,207	21,098
		64,143
Health Care Providers & Services - 1.0%
agilon health, Inc. (a)	531,700	9,443
Privia Health Group, Inc. (a)	685,600	15,769
		25,212
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	7,000	1,424
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	32,560	16,481
West Pharmaceutical Services, Inc.	30,557	11,465
		27,946
Pharmaceuticals - 2.4%
Eli Lilly & Co.	112,951	60,669
TOTAL HEALTH CARE		179,394
INDUSTRIALS - 11.3%
Aerospace & Defense - 6.1%
Axon Enterprise, Inc. (a)	100,517	20,002
HEICO Corp. Class A	367,488	47,487
Howmet Aerospace, Inc.	721,000	33,346
The Boeing Co. (a)	84,500	16,197
TransDigm Group, Inc. (a)	44,677	37,669
		154,701
Commercial Services & Supplies - 0.8%
Cintas Corp.	41,503	19,963
Electrical Equipment - 0.9%
Vertiv Holdings Co.	655,400	24,381
Ground Transportation - 1.8%
Lyft, Inc. (a)	687,400	7,245
Uber Technologies, Inc. (a)	818,365	37,637
		44,882
Machinery - 0.7%
Symbotic, Inc. (a)(b)	546,800	18,280
Professional Services - 1.0%
KBR, Inc.	245,000	14,440
Paycom Software, Inc.	39,600	10,267
TDCX, Inc. ADR (a)	8,200	48
		24,755
TOTAL INDUSTRIALS		286,962
INFORMATION TECHNOLOGY - 46.9%
Electronic Equipment, Instruments & Components - 1.2%
Insight Enterprises, Inc. (a)	97,500	14,186
Novanta, Inc. (a)	115,095	16,509
		30,695
IT Services - 3.0%
Accenture PLC Class A	52,800	16,215
Globant SA (a)(b)	78,131	15,458
MongoDB, Inc. Class A (a)	37,700	13,039
Shopify, Inc. Class A (a)	213,700	11,662
Snowflake, Inc. (a)	24,800	3,789
Wix.com Ltd. (a)	163,500	15,009
		75,172
Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices, Inc. (a)	164,600	16,924
Arm Holdings Ltd. ADR	23,700	1,268
ASML Holding NV (depository receipt)	32,602	19,191
GlobalFoundries, Inc. (a)	282,000	16,410
Lam Research Corp.	33,817	21,195
Lattice Semiconductor Corp. (a)	488,200	41,951
Marvell Technology, Inc.	457,879	24,785
Microchip Technology, Inc.	347,576	27,128
Monolithic Power Systems, Inc.	35,500	16,401
NVIDIA Corp.	424,036	184,451
Renesas Electronics Corp. (a)	1,023,000	15,626
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200,000	17,380
		402,710
Software - 18.5%
Adobe, Inc. (a)	12,334	6,289
Atlassian Corp. PLC (a)	57,100	11,506
Autodesk, Inc. (a)	68,829	14,241
Cadence Design Systems, Inc. (a)	180,969	42,401
Datadog, Inc. Class A (a)	40,700	3,707
Dynatrace, Inc. (a)	120,700	5,640
Fair Isaac Corp. (a)	39,200	34,046
Fortinet, Inc. (a)	248,200	14,564
Microsoft Corp.	1,051,500	332,015
Synopsys, Inc. (a)	10,900	5,003
		469,412
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	1,252,576	214,454
TOTAL INFORMATION TECHNOLOGY		1,192,443
REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
CoStar Group, Inc. (a)	314,370	24,172
TOTAL COMMON STOCKS (Cost $1,485,908)		2,524,839

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	21,400,382	21,405
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	40,128,755	40,133
TOTAL MONEY MARKET FUNDS (Cost $61,538)		61,538

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,547,446)	2,586,377
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(41,763)
NET ASSETS - 100.0%	2,544,614

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	685	201,427	180,707	201	-	-	21,405	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	11,208	229,765	200,840	1,028	-	-	40,133	0.1%
Total	11,893	431,192	381,547	1,229	-	-	61,538

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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